Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Net Loss Per Share
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Stock options to purchase common stock	3,560,541	2,399,195	3,560,541	2,399,195
Unvested restricted stock units	—	425,799	—	425,799
Convertible promissory notes	—	2,133,019	—	2,133,019
Total	3,560,541	4,958,013	3,560,541	4,958,013